Business Segments (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Business Segments (Textual) [Abstract]
Restructuring charges	$ 28,600,000	$ 16,700,000	$ 28,624,000	$ 16,731,000
Assets within discontinued operations			1,300,000	3,700,000	14,000,000
Fees			749,911,000	660,527,000	670,406,000
Market Making [Member]
Business Segments (Textual) [Abstract]
Restructuring charges			500,000	1,600,000
Electronic Execution Services [Member]
Business Segments (Textual) [Abstract]
Restructuring charges			400,000	100,000
Corporate and Other [Member]
Business Segments (Textual) [Abstract]
Restructuring charges			3,800,000	700,000
Institutional Sales and Trading [Member]
Business Segments (Textual) [Abstract]
Restructuring charges			23,900,000	14,300,000
Fees				$ 2,900,000